                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended March 31, 2012
                                               ----------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy              Newton, MA        May 11, 2012
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 110
                                        --------------------

Form 13F Information Table Value Total: $103,986
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                                              VALUE    AMOUNT AND TYPE  INVESTMENT  OTHER
NAME OF ISSUER                    TITLE OF CLASS    CUSIP   (x $1,000)   OF SECURITY    DISCRETION MANAGERS   VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS OR SH/ PUT/
                                                                       PRN AMT PRN CALL                      SOLE    SHARED   NONE
                                                                       ------- --- ----                     ------- -------  ------
ALEXANDRIA REAL ESTATE EQUIT            Com       015271109      1,828  25,000 SH          SOLE              25,000      -
ANNALY CAPITAL MANAGEMENT IN            Com       035710409        237  15,000 SH          SOLE              15,000      -
ASHFORD HOSPITALITY TRUST             COM SHS     044103109        270  30,000 SH          SOLE              30,000      -
ASHFORD HOSPITALITY TRUST               Pfd       044103505      1,143  45,000 SH          SOLE              45,000      -
AMERICAN CAMPUS COMMUNITIES             Com       024835100        716  16,000 SH          SOLE              16,000      -
APARTMENT INVT + MGMT CO  A             CL A      03748R101        759  28,745 SH          SOLE              28,745      -
ASSOCIATED ESTATES REALTY CP            Com       045604105      2,692 164,778 SH          SOLE             164,778      -
AVALONBAY COMMUNITIES INC               Com       053484101      2,908  20,575 SH          SOLE              20,575      -
BEAZER HOMES USA INC                    Com       07556Q105        114  35,000 SH          SOLE              35,000      -
BIOMED REALTY TRUST INC                 Com       09063H107        531  28,000 SH          SOLE              28,000      -
BLACKROCK CREDIT ALL INC TR             Com       092508100        253  19,336 SH          SOLE              19,336      -
BOSTON PROPERTIES INC                   Com       101121101      1,102  10,500 SH          SOLE              10,500      -
BRANDYWINE REALTY TRUST            SH BEN INT NEW 105368203      1,668 145,300 SH          SOLE             145,300      -
BRE PROPERTIES INC                      CL A      05564E106      1,254  24,800 SH          SOLE              24,800      -
BROOKFIELD OFFICE PROPERTIES            Com       112900105        384  22,000 SH          SOLE              22,000      -
CAPLEASE INC                            Com       140288101        245  60,800 SH          SOLE              60,800      -
CBL + ASSOCIATES PROPERTIES             Com       124830100        832  44,000 SH          SOLE              44,000      -
CBRE GROUP INC                          CL A      12504L109        238  11,900 SH          SOLE              11,900      -
CEDAR REALTY TRUST INC                Com New     150602209        491  95,810 SH          SOLE              95,810      -
CHATHAM LODGING TRUST                   Com       16208T102        216  17,049 SH          SOLE              17,049      -
CHESAPEAKE LODGING TRUST             SH BEN INT   165240102        201  11,200 SH          SOLE              11,200      -
COGDELL SPENCER INC                     Com       19238U107        134  31,655 SH          SOLE              31,655      -
COHEN + STEERS INFRASTRUCTURE           Com       19248A109        315  17,911 SH          SOLE              17,911      -
COHEN + STEERS QUALITY RLTY             Com       19247L106        592  60,297 SH          SOLE              60,297      -
COLONIAL PROPERTIES TRUST          COM SH BEN INT 195872106      1,039  47,800 SH          SOLE              47,800      -
CORPORATE OFFICE PROPERTIES          SH BEN INT   22002T108        666  28,700 SH          SOLE              28,700      -
CUBESMART                               Com       229663109        298  15,000 SH          SOLE              15,000      -
COUSINS PROPERTIES INC                  Com       222795106        355  46,833 SH          SOLE              46,833      -
DOUGLAS EMMETT INC                      Com       25960P109        301  13,200 SH          SOLE              13,200      -
DCT INDUSTRIAL TRUST INC                Com       233153105        589  99,800 SH          SOLE              99,800      -
DDR CORP                                Com       23317H102        686  47,000 SH          SOLE              47,000      -
DIAMONDROCK HOSPITALITY CO              Com       252784301        572  55,603 SH          SOLE              55,603      -
DIGITAL REALTY TRUST INC                Com       253868103      1,413  19,100 SH          SOLE              19,100      -
DR HORTON INC                           Com       23331A109        713  47,000 SH          SOLE              47,000      -
DUKE REALTY CORP                      Com New     264411505        661  46,100 SH          SOLE              46,100      -
DUPONT FABROS TECHNOLOGY                Com       26613Q106        391  16,000 SH          SOLE              16,000      -
EASTGROUP PROPERTIES INC                Com       277276101        668  13,300 SH          SOLE              13,300      -
EATON VANCE ENHANCED EQUITY IN          Com       278277108        262  24,100 SH          SOLE              24,100      -
EDUCATION REALTY TRUST INC               COM      28140H104         73   6,737 SH          SOLE               6,737      -
ENTERTAINMENT PROPERTIES TR        COM SH BEN INT 29380T105      2,488  53,650 SH          SOLE              53,650      -
EQUITY ONE INC                          Com       294752100        637  31,500 SH          SOLE              31,500      -
EQUITY RESIDENTIAL                   SH BEN INT   29476L107      4,321  69,000 SH          SOLE              69,000      -
ESSEX PROPERTY TRUST INC                Com       297178105      1,288   8,500 SH          SOLE               8,500      -
EXCEL TRUST INC                         Com       30068C109        875  72,468 SH          SOLE              72,468      -
FELCOR LODGING TRUST INC                Com       31430F101         36  10,000 SH          SOLE              10,000      -
FELCOR LODGING TRUST INC           PFD CV A $1.95 31430F200      1,891  73,000 SH          SOLE              73,000      -
FIRST POTOMAC REALTY TRUST              Com       33610F109         60   5,000 SH          SOLE               5,000      -
FRANKLIN STREET PROPERTIES C            Com       35471R106        265  25,000 SH          SOLE              25,000      -
GETTY REALTY CORP                       Com       374297109        343  22,000 SH          SOLE              22,000      -
GLADSTONE COMMERCIAL CORP               Com       376536108         98   5,681 SH          SOLE               5,681      -
GLIMCHER REALTY TRUST                SH BEN INT   379302102      1,244 121,700 SH          SOLE             121,700      -
HCP INC                                 Com       40414L109      3,809  96,530 SH          SOLE              96,530      -
HEALTH CARE REIT INC                    Com       42217K106      1,330  24,200 SH          SOLE              24,200      -
HEALTHCARE REALTY TRUST INC             Com       421946104        286  13,000 SH          SOLE              13,000      -
HERSHA HOSPITALITY TRUST            SH BEN INT A  427825104      1,532 280,583 SH          SOLE             280,583      -
HIGHWOODS PROPERTIES INC                Com       431284108      1,729  51,900 SH          SOLE              51,900      -
HOME PROPERTIES INC                     Com       437306103        488   8,000 SH          SOLE               8,000      -
HOST HOTELS + RESORTS INC               Com       44107P104        394  24,000 SH          SOLE              24,000      -
HUDSON PACIFIC PROPERTIES IN            Com       444097109        195  12,900 SH          SOLE              12,900      -
HYATT HOTELS CORP   CL A              Com CL A    448579102        320   7,500 SH          SOLE               7,500      -
INLAND REAL ESTATE CORP               Com New     457461200        499  56,300 SH          SOLE              56,300      -
KILROY REALTY CORP                      Com       49427F108        354   7,600 SH          SOLE               7,600      -
KIMCO REALTY CORP                       Com       49446R109      1,348  70,000 SH          SOLE              70,000      -
KITE REALTY GROUP TRUST                 Com       49803T102        630 119,590 SH          SOLE             119,590      -
LASALLE HOTEL PROPERTIES           Com SH BEN INT 517942108        281  10,000 SH          SOLE              10,000      -
LEXINGTON REALTY TRUST                  Com       529043101      1,475 164,058 SH          SOLE             164,058      -
LIBERTY PROPERTY TRUST               SH BEN INT   531172104      1,491  41,737 SH          SOLE              41,737      -
LTC PROPERTIES INC                      Com       502175102      1,350  42,200 SH          SOLE              42,200      -
MACERICH CO/THE                         Com       554382101      1,644  28,470 SH          SOLE              28,470      -
MACK CALI REALTY CORP                   Com       554489104      1,384  48,030 SH          SOLE              48,030      -
MARRIOTT INTERNATIONAL INC NEW          CL A      571903202        189   5,000 SH          SOLE               5,000      -
MEDICAL PROPERTIES TRUST INC            Com       58463J304      2,499 269,320 SH          SOLE             269,320      -
MFA FINANCIAL INC                       Com       55272X102        412  55,148 SH          SOLE              55,148      -
MID AMERICA APARTMENT COMM              Com       59522J103      1,347  20,100 SH          SOLE              20,100      -
MPG OFFICE TRUST INC                    Com       553274101         56  24,000 SH          SOLE              24,000      -
NATIONAL RETAIL PROPERTIES              Com       637417106      3,654 134,400 SH          SOLE             134,400      -
NATL HEALTH INVESTORS INC               Com       63633D104        875  17,928 SH          SOLE              17,928      -
NUVEEN REAL ESTATE INCOME FUND          Com       67071B108         42   3,700 SH          SOLE               3,700      -
OMEGA HEALTHCARE INVESTORS              Com       681936100         47   2,200 SH          SOLE               2,200      -
ONE LIBERTY PROPERTIES INC              Com       682406103        188  10,300 SH          SOLE              10,300      -
PARKWAY PROPERTIES INC                  Com       70159Q104        131  12,500 SH          SOLE              12,500      -
PENN REAL ESTATE INVEST TST          SH BEN INT   709102107        949  62,118 SH          SOLE              62,118      -
PEBBLEBROOK HOTEL TRUST                 Com       70509V100        522  23,100 SH          SOLE              23,100      -
POST PROPERTIES INC                     Com       737464107        684  14,600 SH          SOLE              14,600      -
PROLOGIS INC                            Com       74340W103      1,552  43,088 SH          SOLE              43,088      -
PUBLIC STORAGE                          Com       74460D109      2,473  17,900 SH          SOLE              17,900      -
RAMCO GERSHENSON PROPERTIES TR     Com Sh Ben Int 751452202      1,187  97,128 SH          SOLE              97,128      -
REALTY INCOME CORP                      Com       756109104        167   4,300 SH          SOLE               4,300      -
REGENCY CENTERS CORP                    Com       758849103        672  15,100 SH          SOLE              15,100      -
RLJ LODGING TRUST                       Com       74965L101        548  29,400 SH          SOLE              29,400      -
SABRA HEALTH CARE REIT INC              Com       78573L106        363  22,100 SH          SOLE              22,100      -
SIMON PROPERTY GROUP INC                Com       828806109      4,120  28,279 SH          SOLE              28,279      -
SL GREEN REALTY CORP                    Com       78440X101      1,155  14,900 SH          SOLE              14,900      -
SOVRAN SELF STORAGE INC                 Com       84610H108        249   5,000 SH          SOLE               5,000      -
ST JOE CO/THE                           Com       790148100         95   5,000 SH          SOLE               5,000      -
STARWOOD HOTELS + RESORTS               Com       85590A401        395   7,000 SH          SOLE               7,000      -
STANDARD PACIFIC CORP                   Com       85375C101        268  60,000 SH          SOLE              60,000      -
STRATEGIC HOTELS + RESORTS I            Com       86272T106        198  30,000 SH          SOLE              30,000      -
SUMMIT HOTEL PROPERTIES INC             Com       866082100         12   1,600 SH          SOLE               1,600      -
SUN COMMUNITIES INC                     Com       866674104      1,722  39,726 SH          SOLE              39,726      -
SUNSTONE HOTEL INVESTORS INC            Com       867892101        146  15,000 SH          SOLE              15,000      -
SUNSTONE HOTEL INVESTORS          CV 8% CUM PFD-D 867892507      2,682 108,739 SH          SOLE             108,739      -
SUPERTEL HOSPITALITY INC                Com       868526104         89  84,642 SH          SOLE              84,642      -
TANGER FACTORY OUTLET CENTER            Com       875465106        321  10,800 SH          SOLE              10,800      -
URSTADT BIDDLE   CLASS A                CL A      917286205        589  29,800 SH          SOLE              29,800      -

UDR INC                                 Com       902653104        775  29,000 SH          SOLE              29,000      -
VENTAS INC                              Com       92276F100      4,934  86,397 SH          SOLE              86,397      -
VORNADO REALTY TRUST                 SH BEN INT   929042109      3,312  39,335 SH          SOLE              39,335      -
WASHINGTON REIT                      SH BEN INT   939653101        817  27,500 SH          SOLE              27,500      -
WEINGARTEN REALTY INVESTORS          SH BEN INT   948741103      1,655  62,600 SH          SOLE              62,600      -